Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss before tax	£ (60,000)	£ (85,491)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	1,916	1,775
Depreciation of property, plant and equipment	4,989	2,689
Amortisation of intangible assets	2,300	2,326
Impairment of right-of-use assets	1,619	0
Impairment of plant and equipment	1,958	0
Loss recognised from joint venture	924	614
Finance income	(7,704)	(7,777)
Finance expenses	562	536
R&D expenditure tax credits	(7,017)	(3,446)
Share-based payment (credit)/charge	(1,080)	13,794
Foreign exchange (gain)/loss	(755)	1,827
Changes in working capital:
Decrease/(increase) in trade receivables	3,138	(806)
Decrease/(increase) in other receivables and contract assets	885	(988)
Decrease in contract liabilities and other advances	(9,909)	(11,893)
Decrease in trade payables	(2,139)	(15,295)
(Decrease)/increase in other payables	(53)	3,625
Decrease in inventories	0	50
Interest received	3,455	4,904
Interest paid	(3)	(9)
R&D expenditure tax credits received	0	1,881
Income taxes received	0	7,015
Income taxes paid	(150)	0
Net cash flows used in operating activities	(67,064)	(84,669)
Cash flows from investing activities
Purchase of property, plant and equipment	(4,461)	(19,264)
Purchase of intangible assets	(154)	(110)
Additional investment in joint venture	(1,175)	(623)
Redemption of short term bank deposits	104,248	102,350
Cash invested in short term bank deposits	(150,000)	(150,000)
Net cash flows used in investing activities	(51,542)	(67,647)
Cash flows from financing activities
Proceeds from issue of share capital, net of transaction costs	20	16
Cash paid on net settlement of share based payments	(223)	(121)
Payments of obligations under lease liabilities	(1,623)	(1,498)
Net cash flows used in financing activities	(1,826)	(1,603)
Net decrease in cash and cash equivalents	(120,432)	(153,919)
Exchange gain/(loss) on cash and cash equivalents	296	(2,440)
Cash and cash equivalents at the beginning of the year	259,463	404,577
Cash and cash equivalents at the end of the period	139,327	248,218
Supplemental non-cash investing information
Change in capital expenditures recorded within trade payables	(1,447)	(5,019)
Change in capital expenditures recorded within other payables	£ (777)	£ 101